SEGMENT INFORMATION (Tables)	12 Months Ended
Mar. 31, 2026
SEGMENT INFORMATION
Schedule of segment profit or loss and segment total assets
Clothing Products Segment	Year ended Mar 31, 2026	Year ended Mar 31, 2025
	($)	($)
Segment revenue	141,049	-
Segment gross profit	10,979	(6,769)
Segment total assets	94,881	1,167